COMMITMENTS	12 Months Ended
Dec. 31, 2018
COMMITMENTS
COMMITMENTS

42.    COMMITMENTS

(a)      Capital commitments on property, plant and equipment

	December 31,	December 31,
	2017	2018
Contracted, but not provided for	2,967,541	3,942,933

(b)      Commitments under operating leases

The future aggregate minimum lease payments as at December 31, 2018 pursuant to non-cancellable lease agreements entered into by the Group are summarised as follows:

	December 31,	December 31,
	2017	2018
Within one year	658,574	541,541
In the second to fifth years, inclusive	2,112,800	1,880,058
After five years	12,544,108	10,567,925

	15,315,482	12,989,524

(c)      Other capital commitments

As at December 31, 2018, the commitments to make capital contributions to the Group’s joint ventures and associates were as follows:

	December 31,	December 31,
	2017	2018
Associates	374,800	82,800
Joint ventures	—	460,000

	374,800	542,800